Related party disclosures - Compensation of Directors and Other Members (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) individual	Dec. 31, 2022 CAD ($) individual
Disclosure Of Related Party Disclosures [Line Items]
Short-term benefits	$ 5,451	$ 5,124
Equity based compensation	8,015	8,951
Key management personnel compensation	$ 13,466	$ 14,075
Key management personnel [member]
Disclosure Of Related Party Disclosures [Line Items]
Number of individuals included in the above amounts | individual	15	16